g

OMB APPROVAL

OMB Number: 3235-0570

Expires: August 31, 2011

Estimated average burden hours per response: 18.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2008

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2008

Table of Contents

Portfolio Managers' Report	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statements of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	16

Additional Information	25

Portfolio of Investments	26

  Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

(THIS PAGE INTENTIONALLY LEFT BLANK)

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2008
Net Assets	$1,138,041,740
Total Assets	$1,417,399,560
Assets Invested in Senior Loans	$1,364,508,069
Senior Loans Represented	508
Average Amount Outstanding per Loan	$2,686,040
Industries Represented	36
Average Loan Amount per Industry	$37,903,002
Portfolio Turnover Rate (YTD)	5%
Weighted Average Days to Interest Rate Reset	41
Average Loan Final Maturity	61 months
Total Leverage as a Percentage of Total Assets	18.77%

PERFORMANCE SUMMARY

During the six months ended August 31, 2008, the Fund's Class A and Class Q shares each distributed total dividends from income of $0.41, resulting in an average annualized distribution rate of 5.55%(1) and 5.59%(1), respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends from income of $0.37, resulting in an average annualized distribution rate of 5.06%(1) and 5.05%(1), respectively. Since the Classes' inception on April 15, 2008 through August 31, 2008, Class I and Class W shares each distributed total dividends from income of $0.26, resulting in an average annualized distribution rate of 5.60%(1) and 5.59%(1), respectively.

The Fund's total return for the six months ended August 31, 2008, excluding sales charges, for Class A, Class B, Class C and Class Q, was 4.15%, 3.98%, 3.97% and 4.18%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index ("LLI")(2) had a gross return of 3.90%. The Fund's total return for the period beginning April 15, 2008 through August 31, 2008, excluding sales charges, for Class I and Class W, was 2.19% and 2.42%, respectively. For the period beginning May 1, 2008 through August 31, 2008, the S&P/LSTA LLI had a gross return of 0.29%.

Favorable performance was predicated largely on the avoidance of the majority of loan defaults that took place during the period, and generally reflective of our strategic emphasis on first-lien, secured senior bank loans. Sector positioning was also generally favorable. Top sector exposures in the Fund are largely defensive in character, and include broadcasting/cable, healthcare, oil and gas and utilities. We continue to largely avoid or underweight those sectors facing downturns or exhibiting poor trends, primarily real-estate, automobiles (e.g., original equipment manufacturers and suppliers), transportation, gaming and retailers.

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value (in the case of net asset value) or the average month-end New York Stock Exchange Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

MARKET REVIEW

Loan market conditions remained choppy during the period. Seasonally lower trading volumes joined forces with ongoing volatility in fixed income and equity markets to again push loan prices lower. Year-to-date through August, the LLI was down 1.97%, versus a positive 0.20% for the same period in 2007 (which included the initial few months of the ongoing dislocation of global credit markets).

Investor focus has migrated from the supply and demand equation to credit fundamentals, as the tremendous excess supply of loans has been reasonably well absorbed into the market. Instead, a traditional driver of long-term performance for the loan asset class, default experience, has again taken center stage. The Fund continues to outperform the LLI with regard to loan defaults. The LLI experienced eight defaults during the Fund's reporting period, pushing the lagging twelve-month default rate for the LLI to 3.27% by number of loans, from 1.50% as of the end of the prior year (February 29, 2008). Importantly, the defaults that have occurred within the LLI since the first of the year are concentrated in a relatively small number of struggling industry sectors. Four industries account for 70% of the total: eight (29%) in real estate, five (19%) in auto and three (11%) each for gaming and transportation.

USE OF LEVERAGE

The Fund utilizes financial leverage to seek to increase the yield to the holders of common shares while maintaining appropriate credit standards. Using leverage for investment purposes involves borrowing at a floating short-term rate, and seeking to invest those proceeds at a higher floating rate. Unlike traditional fixed income asset classes, using leverage in the floating rate senior loan asset class should not expose investors to the same degree of risk from rising short-term interest rates, as the income produced from the Fund's loan investments will adjust in a fashion consistent with the Fund's borrowing costs. The use of leverage can, however, magnify the erosion of the Fund's net asset value in declining markets. As of August 31, 2008, the Fund had $266 million outstanding under a $500 million revolving credit facility.

OUTLOOK

The macroeconomic landscape is clearly shifting as extraordinary changes take hold in our capital market system. As a result, the U.S. economy continues to vacillate in conjunction with a general purchasing power decline and diminished disposable income at the consumer level.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Cequel Communications, LLC	2.5%	3.1%
Charter Communications Operating, LLC	2.5%	3.1%
Metro-Goldwyn-Mayer, Inc.	2.4%	3.0%
Norwood Promotional Products	1.9%	2.4%
Univision Communications, Inc.	1.8%	2.3%
CHS/Community Health Systems, Inc.	1.7%	2.1%
Hotel Del Coronado	1.6%	2.0%
Idearc, Inc.	1.6%	1.9%
UPC Financing Partnership	1.5%	1.9%
PBL Media	1.2%	1.5%

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	9.8%	12.3%
North American Cable	8.7%	10.8%
Printing & Publishing	7.3%	9.1%
Retail Stores	5.6%	7.0%
Utilities	5.4%	6.8%
Radio and TV Broadcasting	5.4%	6.7%
Leisure, Amusement, Entertainment	4.8%	6.0%
Chemicals, Plastics & Rubber	4.5%	5.6%
Foreign Cable, Foreign TV, Radio and Equipment	4.2%	5.2%
Data and Internet Services	3.9%	4.9%

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Consumer confidence remains low, as home prices are still declining and both food and energy prices remain high despite recent pullbacks. A single beacon, exports, could come under pressure as the global economy cools and the dollar reverses its declines of the past several years.

We are mindful that, while current loan defaults remain concentrated in a few sectors, the possibility of a more broadly-based downturn is rising as the U.S. employment situation is starting to show signs of deterioration. However, even in an increasingly challenging credit environment, we believe the potential benefit of investing in a diversified pool of higher quality, non-investment grade loans remains intact. We remain confident in our ability to side-step a meaningful portion of default-related losses due to stringent and consistently applied underwriting standards, rigorous risk management and portfolio monitoring.

Absent a loss associated with a default, senior bank loans pay off at original face value, which can provide investors the opportunity to, over time, recapture price declines and take advantage of price discounts. Investors looking to capitalize on that favorable total return opportunity must have a reasonable risk tolerance and a sufficiently long investment horizon.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund
September 24, 2008

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2008
	1 Year	3 Years	5 Years	April 2, 2001	April 15, 2008
Including Sales Charge:
Class A(1)	(5.93)%	0.48%	2.03%	3.89%	—
Class B(2)	(6.65)%	0.24%	2.35%	3.35%	—
Class C(3)	(4.84)%	0.82%	2.52%	3.36%	—
Class I	—	—	—	—	2.19%
Class Q	(3.54)%	1.31%	3.00%	3.83%	—
Class W	—	—	—	—	2.42%
Excluding Sales Charge:
Class A	(3.51)%	1.33%	3.03%	3.89%	—
Class B	(3.94)%	0.80%	2.51%	3.35%	—
Class C	(3.94)%	0.82%	2.52%	3.36%	—
Class I	—	—	—	—	2.19%
Class Q	(3.54)%	1.31%	3.00%	3.83%	—
Class W	—	—	—	—	2.42%
S&P/LSTA Leveraged Loan Index(4)	(0.20)%	2.76%	4.01%	4.12%	0.29%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from March 31, 2001 for Class A, B, C and Class Q common shares. Since inception performance for the index is shown from May 1, 2008 for Class I and Class W common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class Q	Class W
August 31, 2008	6.02%	5.67%	5.67%	6.47%	6.18%	5.90%
February 29, 2008	7.24%	6.92%	6.92%	—	7.44%	—
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class Q	Class W
August 31, 2008	5.55%	5.06%	5.05%	5.60%	5.59%	5.59%
February 29, 2008	7.12%	6.61%	6.60%	—	7.16%	—

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates. For the months of August 2007 and February 2008, the Fund received redemption requests in excess of the respective monthly repurchase offer amounts and therefore had to reduce such requests pro rata.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2008 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,534,406,617)	$1,369,786,032
Cash	2,819,052
Foreign currencies at value (Cost $595,264)	590,399
Receivables:
Investment securities sold	14,153,442
Fund shares sold	5,036,120
Interest	12,874,108
Other	22,611
Unrealized appreciation on forward foreign currency contracts	11,734,986
Reimbursement due from manager	288,824
Prepaid expenses	93,986
Total assets	1,417,399,560
LIABILITIES:
Payable for investment securities purchased	5,908,987
Notes payable	266,000,000
Accrued interest payable	1,056,538
Deferred arrangement fees on senior loans	541,290
Payable to affiliates	1,588,904
Income distribution payable	1,839,623
Unrealized depreciation on unfunded commitments	1,835,267
Accrued trustees fees	42,731
Other accrued expenses and liabilities	544,480
Total liabilities	279,357,820
NET ASSETS	$1,138,041,740
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,359,057,753
Distribution in excess of net investment income	(547,411)
Accumulated net realized loss on investments and foreign currency related transactions	(65,821,793)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(154,646,809)
NET ASSETS	$1,138,041,740

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2008 (Unaudited) (continued)

Class A:
Net assets	$510,696,877
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	38,250,033
Net asset value and redemption price per share	$13.35
Maximum offering price per share (2.50%)(1)	$13.69
Class B:
Net assets	$60,902,710
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	4,573,079
Net asset value and redemption price per share(2)	$13.32
Class C:
Net assets	$518,757,714
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	38,901,098
Net asset value and redemption price per share(2)	$13.34
Class I:
Net assets	$3,067
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	232
Net asset value and redemption price per share	$13.24
Class Q:
Net assets	$43,287,213
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,261,205
Net asset value and redemption price per share	$13.27
Class W:
Net assets	$4,394,159
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	331,106
Net asset value and redemption price per share	$13.27

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$51,903,288
Arrangement fees earned	220,871
Other	928,990
Total investment income	53,053,149
EXPENSES:
Investment management fees	6,342,485
Administration fees	792,810
Distribution and service fees:
Class A	684,298
Class B	343,181
Class C	2,138,449
Class Q	61,083
Transfer agent fees:
Class A	156,167
Class B	19,745
Class C	163,214
Class Q	14,022
Class W	32
Shareholder reporting expense	94,758
Interest expense	6,860,839
Custodian fees	399,180
Professional fees	93,872
Trustees' fees	58,808
SEC Registration fees	65,506
Postage expense	380,288
Miscellaneous expense	52,514
Total expenses	18,721,251
Less:
Net waived and reimbursed fees	(374,619)
Net expenses	18,346,632
Net investment income	34,706,517
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(36,862,644)
Foreign currency related transactions	(8,905,993)
Net realized loss on investments and foreign currency related transactions	(45,768,637)
Net change in unrealized appreciation or depreciation on:
Investments	45,329,636
Foreign currency related transactions	14,961,858
Unfunded commitments	568,001
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and unfunded commitments	60,859,495
Net realized and unrealized gain on investments, foreign currency related transactions and unfunded commitments	15,090,858
Increase in net assets resulting from operations	$49,797,375

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
FROM OPERATIONS:
Net investment income	$34,706,517	$126,786,288
Net realized loss on investments and foreign currency related transactions	(45,768,637)	(28,157,306)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and unfunded commitments	60,859,495	(247,740,368)
Increase (decrease) in net assets resulting from operations	49,797,375	(149,111,386)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(16,497,054)	(50,570,172)
Class B	(1,906,176)	(5,246,598)
Class C	(15,789,251)	(44,535,539)
Class I	(67)
Class Q	(1,480,093)	(6,099,213)
Class W	(1,957)
Net realized gains:
Class A	—	(1,182,115)
Class B	—	(148,822)
Class C	—	(1,241,046)
Class I	—
Class Q	—	(116,903)
Class W	—
Tax return of capital:
Class A	—	(9,354,901)
Class B	—	(1,042,664)
Class C	—	(8,907,689)
Class I	—
Class Q	—	(1,143,727)
Class W	—
Decrease in net assets from distributions to shareholders	(35,674,598)	(129,589,389)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	96,146,221	498,743,998
Reinvestment of distributions	22,521,457	85,200,633
	118,667,678	583,944,631
Cost of shares repurchased	(345,845,065)	(1,127,661,585)
Net decrease in net assets resulting from capital share transactions	(227,177,387)	(543,716,954)
Net decrease in net assets	(213,054,610)	(822,417,729)
NET ASSETS:
Beginning of period	1,351,096,350	2,173,514,079
End of period	$1,138,041,740	$1,351,096,350
Undistributed net investment income (distribution in excess of net investment income) at end of period	$(547,411)	$420,670

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2008 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows from Operating Activities:
Interest received	$56,096,508
Arrangement fees received	86,389
Other income received	950,225
Interest paid	(8,124,113)
Other operating expenses paid	(12,115,575)
Purchases of investments	(63,273,646)
Proceeds on sale of investments	521,662,348
Net cash provided by operating activities	495,282,136
Cash Flows from Financing Activities:
Distributions paid to common shareholders	(14,087,223)
Proceeds from capital shares sold	96,557,720
Disbursements for capital shares repurchased	(345,845,065)
Net decrease in notes payable	(278,000,000)
Net cash flows used in financing activities	(541,374,568)
Net decrease in cash	(46,092,432)
Cash at beginning of period	48,911,484
Cash at end of period	$2,819,052
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Net increase in net assets resulting from operations	$49,797,375
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation/depreciation on investments	(45,329,636)
Change in unrealized appreciation/depreciation on foreign currencies	(975)
Change in unrealized appreciation on forward currency contracts	(15,171,960)
Change in unrealized depreciation on unfunded commitments	(568,001)
Change in unrealized appreciation on other assets and liabilities	211,077
Net accretion of discounts on investments	(2,736,885)
Net amortization of premiums on investments	180,241
Net realized loss on sale of investments and foreign currency related transactions	45,768,637
Purchases of investments	(63,273,646)
Proceeds on sale of investments	521,662,348
Decrease in other assets	21,235
Decrease in interest receivable	6,749,864
Increase in reimbursement due from manager	(288,824)
Increase in prepaid expenses	(29,485)
Decrease in deferred arrangement fees on revolving credit facilities	(134,482)
Decrease in accrued interest payable	(1,263,274)
Decrease in payable to affiliate	(364,840)
Decrease in accrued trustee fees	(68,841)
Increase in accrued expenses	122,208
Total adjustments	445,484,761
Net cash provided by operating activities	$495,282,136
Non Cash Financing Activities
Receivable for shares sold	$5,036,120
Reinvestment of distributions	$22,521,457

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding for each period.

	Class A
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2008	2008	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.21	15.57	15.56	15.59	15.47		14.83
Income (loss) from investment operations:
Net investment income	$0.40	1.04	1.01	0.78	0.55		0.61
Net realized and unrealized gain (loss) on investments	$0.15	(2.35)	0.02	(0.03)	0.18		0.69
Total income (loss) from investment operations	$0.55	(1.31)	1.03	0.75	0.73		1.30
Less distributions from:
Net investment income	$0.41	0.95	1.02	0.78	0.56		0.64
Net realized gains on investments	$—	0.03	—	—	0.05		0.02
Return of capital	$—	0.07	—	—	—		—
Total distributions	$0.41	1.05	1.02	0.78	0.61		0.66
Net asset value, end of period	$13.35	13.21	15.57	15.56	15.59		15.47
Total Investment Return(1)%	4.15	(8.94)	6.84	4.96	4.80		8.93
Ratios/Supplemental Data:
Net assets, end of period (000's)	$510,697	595,017	998,140	918,621	736,740		172,975
Average borrowings (000's)(2)	$347,495	426,164	404,137	325,044	34,767		20,771
Asset coverage per $1,000 of debt	$5,278	3,484	10,171	6,519	1,251		—	*
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.60	1.53	1.50	1.50	1.34		1.36
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.71	2.81	2.56	2.20	1.45		1.43
Net investment income(3)(4)%	5.88	6.85	6.42	4.98	3.49		3.84
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.65	1.53	1.48	1.48	1.35		1.46
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.76	2.81	2.54	2.18	1.46		1.53
Net investment income(3)(4)%	5.83	6.85	6.44	5.00	3.48		3.74
Portfolio turnover rate %	5	56	57	82	82		72
Shares outstanding at end of period (000's)	38,250	45,039	64,122	59,029	47,252		11,180
	Class B
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2008	2008	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.17	15.53	15.53	15.57	15.45		14.82
Income (loss) from investment operations:
Net investment income	$0.36	0.96	0.92	0.70	0.47	**	0.53
Net realized and unrealized gain (loss) on investments	$0.16	(2.34)	0.02	(0.04)	0.18	**	0.69
Total income (loss) from investment operations	$0.52	(1.38)	0.94	0.66	0.65		1.22
Less distributions from:
Net investment income	$0.37	0.94	0.94	0.70	0.48		0.57
Net realized gains on investments	$—	0.03	—	—	0.05		0.02
Return of capital	$—	0.01	—	—	—		—
Total distributions	$0.37	0.98	0.94	0.70	0.53		0.59
Net asset value, end of period	$13.32	13.17	15.53	15.53	15.57		15.45
Total Investment Return(1)%	3.98	(9.43)	6.26	4.37	4.28		8.33
Ratios/Supplemental Data:
Net assets, end of period (000's)	$60,903	75,885	111,749	120,254	125,200		62,852
Average borrowings (000's)(2)	$347,495	426,164	404,137	325,044	34,767		20,771
Asset coverage per $1,000 of debt	$5,278	3,484	10,171	6,519	1,251		—	*
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	2.10	2.04	2.00	1.99	1.87		1.87
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	3.21	3.35	3.06	2.69	1.94		1.97
Net investment income(3)(4)%	5.38	6.36	5.91	4.45	2.93		3.47
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	2.40	2.29	2.23	1.97	2.13		2.22
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	3.51	3.60	3.29	2.67	2.19		2.31
Net investment income(3)(4)%	5.08	6.11	5.68	4.47	2.67		3.13
Portfolio turnover rate %	5	56	57	82	82		72
Shares outstanding at end of period (000's)	4,573	5,760	7,195	7,742	8,043		4,068

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return is not annualized for periods less than one year and does not include sales load.

(2)  Based on the active days of borrowing.

(3)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(4)  Annualized for periods less than one year.

*  There were no loans outstanding at period end.

**  Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding for each period.

	Class C
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2008	2008	2007	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.19	15.55	15.55	15.58	15.46	14.82
Income (loss) from investment operations:
Net investment income	$0.36	0.96	0.93	0.70	0.47	0.53
Net realized and unrealized gain (loss) on investments	$0.16	(2.34)	0.01	(0.03)	0.18	0.70
Total income (loss) from investment operations	$0.52	(1.38)	0.94	0.67	0.65	1.23
Less distributions from:
Net investment income	$0.37	0.88	0.94	0.70	0.48	0.57
Net realized gains on investments	$—	0.03	—	—	0.05	0.02
Return of capital	$—	0.07	—	—	—	—
Total distributions	$0.37	0.98	0.94	0.70	0.53	0.59
Net asset value, end of period	$13.34	13.19	15.55	15.55	15.58	15.46
Total Investment Return(1)%	3.97	(9.42)	6.25	4.44	4.28	8.40
Ratios/Supplemental Data:
Net assets, end of period (000's)	$518,758	625,516	927,950	923,549	830,584	275,849
Average borrowings (000's)(2)	$347,495	426,164	404,137	325,044	34,767	20,771
Asset coverage per $1,000 of debt	$5,278	3,484	10,171	6,519	1,251	—	*
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	2.10	2.04	2.00	1.99	1.83	1.86
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	3.21	3.35	3.06	2.69	1.94	1.94
Net investment income(3)(4)%	5.38	6.35	5.92	4.46	2.88	3.38
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	2.15	2.04	1.98	1.97	1.83	1.96
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	3.26	3.35	3.04	2.67	1.95	2.04
Net investment income(3)(4)%	5.33	6.35	5.93	4.48	2.87	3.28
Portfolio turnover rate %	5	56	57	82	82	72
Shares outstanding at end of period (000's)	38,901	47,406	59,679	59,402	53,316	17,841

	Class I
	April 15, 2008(5) to August 31, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$13.24
Income from investment operations:
Net investment income	$0.29
Net realized and unrealized gain on investments	$0.00	**
Total income from investment operations	$0.29
Less distributions from:
Net investment income	$0.29
Total distributions	$0.29
Net asset value, end of period	$13.24
Total Investment Return(1)%	2.19
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3
Average borrowings (000's)(2)	$347,495
Asset coverage per $1,000 of debt	$5,278
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.32
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.43
Net investment income(3)(4)%	5.66
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.37
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.48
Net investment income(3)(4)%	5.61
Portfolio turnover rate %	5
Shares outstanding at end of period (000's)	0	**

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return is not annualized for periods less than one year and does not include sales load.

(2)  Based on the active days of borrowing.

(3)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(4)  Annualized for periods less than one year.

(5)  Commencement of operations.

*  There were no loans outstanding at period end.

**  Amount is less than $0.005 or 1,000.

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding for each period.

	Class Q
	Six Months Ended August 31,	Year Ended February 28 or 29,
	2008	2008	2007	2006	2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.13	15.49	15.49	15.52	15.41	14.79
Income (loss) from investment operations:
Net investment income	$0.39	1.05	0.99	0.78	0.52	0.63
Net realized and unrealized gain (loss) on investments	$0.16	(2.36)	0.03	(0.03)	0.20	0.65
Total income (loss) from investment operations	$0.55	(1.31)	1.02	0.75	0.72	1.28
Less distributions from:
Net investment income	$0.41	1.01	1.02	0.78	0.56	0.64
Net realized gains on investments	$—	0.03	—	—	0.05	0.02
Return of capital	$—	0.01	—	—	—	—
Total distributions	$0.41	1.05	1.02	0.78	0.61	0.66
Net asset value, end of period	$13.27	13.13	15.49	15.49	15.52	15.41
Total Investment Return(1)%	4.18	(8.99)	6.81	4.97	4.75	8.82
Ratios/Supplemental Data:
Net assets, end of period (000's)	$43,287	54,678	135,675	184,586	183,017	157,051
Average borrowings (000's)(2)	$347,495	426,164	404,137	325,044	34,767	20,771
Asset coverage per $1,000 of debt	$5,278	3,484	10,171	6,519	1,251	—	*
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.60	1.53	1.50	1.49	1.34	1.40
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.71	2.71	2.56	2.19	1.45	1.54
Net investment income(3)(4)%	5.88	6.81	6.39	4.96	3.39	4.17
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.65	1.53	1.48	1.47	1.34	1.48
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.76	2.71	2.54	2.17	1.45	1.62
Net investment income(3)(4)%	5.83	6.81	6.41	4.98	3.38	4.09
Portfolio turnover rate %	5	56	57	82	82	72
Shares outstanding at end of period (000's)	3,261	4,163	8,761	11,918	11,789	10,188

Class W
April 15, 2008(5) to August 31, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$13.24
Income from investment operations:
Net investment income	$0.31
Net realized and unrealized gain on investments	$0.01
Total income from investment operations	$0.32
Less distributions from:
Net investment income	$0.29
Total distributions	$0.29
Net asset value, end of period	$13.27
Total Investment Return(1)%	2.42
Ratios and Supplemental Data:
Net assets, end of period (000's)	$4,394
Average borrowings (000's)(2)	$347,495
Asset coverage per $1,000 of debt	$5,278
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.32
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.43
Net investment income(3)(4)%	13.67
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(3)(4)%	1.37
Expenses (with interest and other fees related to revolving credit facility)(3)(4)%	2.48
Net investment income(3)(4)%	13.62
Portfolio turnover rate %	5
Shares outstanding at end of period (000's)	331

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return is not annualized for periods less than one year and does not include sales load.

(2)  Based on the active days of borrowing.

(3)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(4)  Annualized for periods less than one year.

(5)  Commencement of operations.

*  There were no loans outstanding at period end.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to an affiliate of the Fund's manager, ING Investments, LLC (the "Investment Adviser") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has six classes of shares: A, B, C, I, Q and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund became closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2008, 97.9% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through its Valuation, Proxy and Brokerage Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost which approximates market value. To the extent the Fund invests in other registered companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D.  Federal Income Taxes. It is the Fund's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2008, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $70,040,068 and $493,536,573, respectively. At August 31, 2008, the Fund held senior loans valued at $1,364,508,069 representing 99.6% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost of Assigned Basis
Decision One Corporation (463,664 Common Shares)	06/03/05	$295,535
Norwood Promotional Products, Inc. (80,087 Common Shares)	08/23/04	10,046
Norwood Promotional Products, Inc. (Contingent Value Rights)	12/14/07	372,001
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Total restricted securities excluding senior loans (market value of $612,025 was 0.1% of net assets at August 31, 2008).		$677,582

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C	Class Q
0.25%	1.00%	0.75%	0.25%

During the six months ended August 31, 2008, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class Q — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of August 31, 2008, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2009	2010	2011	Total
$—	$—	$288,824	$288,824

NOTE 7 — COMMITMENTS

The Fund has entered into a revolving credit agreement, collateralized by assets of the Fund, to borrow up to $500 million maturing May 29, 2009. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.25% on the funded portion. A facility fee of 0.15% is charged on the entire facility. There was $266 million of borrowings outstanding at August 31, 2008 at a rate of 3.34%, excluding other fees related to the entire facility. Average borrowings for the six months ended August 31, 2008 were $174,696,721 and the average annualized interest rate was 3.92%, excluding other fees related to the entire facility.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2008, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corp.	$2,700,000
Cengage Learning, Inc.	3,122,222
Centaur Gaming	350,877
Coleto Creek Power	4,666,667
Community Health Systems, Inc.	1,268,114
Fontainebleau Resorts, LLC	1,000,000
Golden Nugget, Inc.	797,636
Hub International Holdings, Inc.	$101,307
Kerasotes Theatres, Inc.	996,930
Lucite International U.S. Finco Ltd.	362,119
Sturm Foods, Inc.	500,000
United Surgical Partners International, Inc.	90,726
$15,956,598

The unrealized depreciation on these commitments of $1,835,267 as of August 31, 2008 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2008, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$974,781	$121,848	$492,275	$1,588,904

The Fund has adopted a Retirement Policy ("Policy") covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement, as amended.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the six months ended August 31, 2008.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2008, the Fund held 0.4% of its total assets in subordinated loans and unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A		Class B
	Six Months Ended August 31, 2008	Year Ended February 29, 2008	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Number of Shares
Shares sold	4,716,733	20,937,530	50,876	258,732
Dividends reinvested	741,097	2,680,330	93,949	293,088
Shares redeemed	(12,247,078)	(42,700,361)	(1,331,556)	(1,987,376)
Net decrease in shares outstanding	(6,789,248)	(19,082,501)	(1,186,731)	(1,435,556)
Dollar Amount ($)
Shares sold	$64,082,177	$315,812,129	$687,712	$3,936,833
Dividends reinvested	10,011,758	40,028,039	1,265,683	4,350,436
Shares redeemed	(164,085,210)	(632,655,516)	(17,874,488)	(29,552,375)
Net decrease	$(89,991,275)	$(276,815,348)	$(15,921,093)	$(21,265,106)

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES (continued)

	Class C		Class I
	Six Months Ended August 31, 2008	Year Ended February 29, 2008	April 15, 2008(1) to August 31, 2008
Number of Shares
Shares sold	1,514,080	10,033,170	227
Dividends reinvested	793,468	2,577,751	5
Shares redeemed	(10,812,191)	(24,884,246)	—
Net increase (decrease) in shares outstanding	(8,504,643)	(12,273,325)	232
Dollar Amount ($)
Shares sold	$20,544,202	$153,006,108	$3,000
Dividends reinvested	10,702,806	38,331,993	67
Shares redeemed	(144,879,572)	(369,552,688)	—
Net increase (decrease)	$(113,632,564)	$(178,214,587)	$3,067
	Class Q		Class W
	Six Months Ended August 31, 2008	Year Ended February 29, 2008	April 15, 2008(1) to August 31, 2008
Number of Shares
Shares sold	483,128	1,715,120	333,255
Dividends reinvested	40,240	167,147	65
Shares redeemed	(1,425,062)	(6,480,360)	(2,214)
Net increase (decrease) in shares outstanding	(901,694)	(4,598,093)	331,106
Dollar Amount ($)
Shares sold	$6,401,492	$25,975,214	$4,427,638
Dividends reinvested	540,271	2,490,165	872
Shares redeemed	(18,976,370)	(95,901,006)	(29,425)
Net increase (decrease)	$(12,034,607)	$(67,435,627)	$4,399,085

(1)  Commencement of operations.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2008	Year Ended February 29, 2008
Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
$35,674,598	$106,464,636	$2,675,772	$20,448,981

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings for federal income tax purposes as of February 29, 2008 were:

Unrealized Depreciation	Post-October Currency Losses Deferred	Post-October Capital Losses Deferred
$(212,293,520)	$(242,599)	$(19,828,966)

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008, management of the Trust is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements filed with the SEC, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 16 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2008, the Fund declared the following dividends:

Per Share Amount		Type	Declaration Date	Record Date	Payable Date
$0.06079	(A)	NII	Daily	Daily	October 1, 2008
$0.05524	(B)	NII	Daily	Daily	October 1, 2008

NII — Net Investment Income

(A) For Class A, I, Q and W shares.

(B) For Class B and C shares.

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited)

Senior Loans*: 119.9%			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 1.4%
		Avio Group	NR	NR
	$556,314	Term Loan, 4.594%, maturing December 13, 2014			$506,643
EUR	708,333	Term Loan, 6.715%, maturing December 13, 2014			961,872
	$590,346	Term Loan, 5.219%, maturing December 13, 2015			537,636
EUR	708,333	Term Loan, 7.340%, maturing December 13, 2015			961,872
		Delta Air Lines, Inc.	Ba2	BB-
	$2,970,000	Term Loan, 4.477%, maturing April 30, 2012			2,502,843
		Delta Air Lines, Inc.	B2	B
	5,964,962	Term Loan, 5.719%, maturing April 30, 2012			4,391,703
		McKechnie Aerospace DE, Inc.	Ba3	B+
	1,237,500	Term Loan, 4.470%, maturing May 11, 2014			1,150,489
		United Airlines, Inc.	B3	B+
	4,487,409	Term Loan, 4.573%, maturing February 01, 2014			3,301,984
		US Airways Group, Inc.	B3	B+
	2,920,000	Term Loan, 4.963%, maturing March 24, 2014			2,038,525
					16,353,567
Automobile: 1.4%
		Dollar Thrifty Automotive Group, Inc.	B3	BB-
	752,500	Term Loan, 4.469%, maturing June 15, 2014			594,475
		Ford Motor Company	Ba3	B-
	10,184,860	Term Loan, 5.470%, maturing December 15, 2013			7,931,460
		KAR Holdings, Inc.	Ba3	B+
	4,913,982	Term Loan, 5.060%, maturing October 18, 2013			4,399,036
		Oshkosh Truck Corporation	Ba3	BBB-
	2,585,032	Term Loan, 4.424%, maturing December 06, 2013			2,365,663
					15,290,634
Beverage, Food & Tobacco: 2.3%
		Advance Food Company	B1	BB-
	74,760	Term Loan, 4.560%, maturing March 16, 2014			66,910
	865,625	Term Loan, 4.560%, maturing March 16, 2014			774,734
		ARAMARK Corporation	Ba3	BB
	5,725,043	Term Loan, 4.676%, maturing January 26, 2014			5,437,359

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	$3,940,000		Term Loan, 4.676%, maturing January 26, 2014			$3,742,015
	1,094,554		Term Loan, 5.025%, maturing January 26, 2014			1,039,553
			Birds Eye Foods, Inc.	B1	B+
	854,167		Term Loan, 4.560%, maturing March 22, 2013			817,865
			Pinnacle Foods Holding Corporation	B2	B
	7,623,000		Term Loan, 5.433%, maturing April 02, 2014			6,986,960
			Sturm Foods, Inc.	B1	B
	2,962,500		Term Loan, 5.375%, maturing January 31, 2014			2,451,469
			United Biscuits	NR	NR
EUR	775,940		Term Loan, 7.660%, maturing December 14, 2014			1,002,553
GBP	1,000,000		Term Loan, 8.505%, maturing December 14, 2014			1,604,701
			Van Houtte, Inc.	B1	BB-
	$1,089,000		Term Loan, 5.301%, maturing July 19, 2014			1,018,215
	148,500		Term Loan, 5.301%, maturing July 19, 2014			129,938
			Wm. Wrigley Jr. Company	NR	BBB
	1,500,000	(2)	Term Loan, maturing September 30, 2014			1,508,438
						26,580,710
Buildings & Real Estate: 1.2%
			Contech Construction Products, Inc.	Ba3	BB
	2,682,778		Term Loan, 4.470%, maturing January 31, 2013			2,240,119
			Custom Building Products, Inc.	Ba3	BB-
	3,849,132		Term Loan, 4.890%, maturing October 29, 2011			3,348,745
			John Maneely Company	B2	B+
	4,453,877		Term Loan, 6.043%, maturing December 08, 2013			4,404,884
			KCPC Acquisition, Inc.	Ba2	B
	189,655		Term Loan, 4.600%, maturing May 22, 2014			176,379
	558,144		Term Loan, 5.054%, maturing May 22, 2014			519,074
			LaFarge Roofing	NR	NR
	169,425		Term Loan, 4.594%, maturing June 14, 2015			98,436
EUR	441,573		Term Loan, 6.856%, maturing June 14, 2015			376,326

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
EUR	180,337		Term Loan, 6.856%, maturing June 14, 2015			$153,690
	$171,654		Term Loan, 4.838%, maturing March 14, 2016			99,731
EUR	409,551		Term Loan, 7.106%, maturing March 14, 2016			349,035
EUR	210,674		Term Loan, 7.106%, maturing March 14, 2016			179,545
			Shea Capital I, LLC	Caa1	BB-
	$484,505		Term Loan, 5.500%, maturing October 27, 2011			368,224
			Tishman Speyer	Ba2	BB-
	2,000,000		Term Loan, 4.220%, maturing December 27, 2012			1,660,000
						13,974,188
Cargo Transport: 1.2%
			Baker Tanks, Inc.	B1	B
	3,456,250		Term Loan, 4.961%, maturing May 08, 2014			3,110,625
			Dockwise Transport, N.V.	NR	NR
	1,000,000		Term Loan, 5.176%, maturing January 11, 2015			924,000
	1,368,524		Term Loan, 5.176%, maturing January 11, 2015			1,264,516
	1,368,524		Term Loan, 5.676%, maturing January 11, 2016			1,264,516
	1,000,000		Term Loan, 5.676%, maturing January 11, 2016			924,000
	750,000		Term Loan, 7.301%, maturing July 11, 2016			656,250
	700,000		Term Loan, 7.301%, maturing October 20, 2016			612,500
			Gainey Corporation	Caa2	NR
	1,124,379	(1)	Term Loan, 9.816%, maturing April 20, 2012			460,995
			Inmar, Inc.	B1	B
	682,033		Term Loan, 4.970%, maturing April 29, 2013			634,290
			Kenan Advantage Group, Inc.	B3	B+
	293,637		Term Loan, 5.800%, maturing December 16, 2011			267,210
			TNT Logistics	Ba2	BB-
	1,897,477		Term Loan, 5.463%, maturing November 04, 2013			1,733,028
	723,070		Term Loan, 7.955%, maturing November 04, 2013			675,167
			US Shipping Partners, L.P.	Caa2	CCC
	1,790,713		Term Loan, 6.301%, maturing March 31, 2012			1,522,106
						14,049,203

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cellular: 0.2%
		Cricket Communications, Inc.	Ba2	B+
	$1,900,305	Term Loan, 6.500%, maturing June 16, 2013			$1,880,773
					1,880,773
Chemicals, Plastics & Rubber: 5.6%
		AZ Chem US, Inc.	B1	BB-
EUR	712,515	Term Loan, 7.108%, maturing February 28, 2013			940,637
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Term Loan, 8.310%, maturing February 28, 2014			261,667
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 7.656%, maturing March 26, 2015			1,012,769
EUR	804,394	Term Loan, 8.156%, maturing March 26, 2016			1,012,769
		Brenntag Holding GmbH & Co. KG	B1	B+
	$1,767,273	Term Loan, 5.071%, maturing January 17, 2014			1,634,727
	5,432,727	Term Loan, 5.071%, maturing January 17, 2014			5,025,273
EUR	500,000	Term Loan, 7.136%, maturing January 17, 2014			685,002
GBP	1,000,000	Term Loan, 8.169%, maturing September 21, 2014			1,694,273
		Celanese	Ba2	BB+
	$5,442,334	Term Loan, 3.963%, maturing April 02, 2014			5,148,834
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
	3,681,500	Term Loan, 5.051%, maturing May 15, 2014			3,184,498
		Cristal Inorganic Chemicals, Inc.	B3	CCC
	1,150,000	Term Loan, 8.551%, maturing November 15, 2014			851,000
		Hawkeye Renewables, LLC	B3	NR
	3,626,591	Term Loan, 6.862%, maturing June 30, 2012			2,012,758
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	1,746,000	Term Loan, 4.713%, maturing May 05, 2013			1,513,408
	982,500	Term Loan, 5.062%, maturing May 05, 2013			851,617
	7,906,391	Term Loan, 5.063%, maturing May 05, 2013			6,853,149
	1,716,632	Term Loan, 5.063%, maturing May 05, 2013			1,487,952

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		Ineos US Finance, LLC	Ba3	BB-
	$2,843,532	Term Loan, 4.860%, maturing December 16, 2012			$2,488,091
	2,781,711	Term Loan, 4.885%, maturing December 16, 2013			2,364,454
EUR	140,346	Term Loan, 7.206%, maturing December 23, 2013			174,987
EUR	793,922	Term Loan, 7.206%, maturing December 23, 2013			989,879
EUR	793,323	Term Loan, 7.706%, maturing December 23, 2013			989,133
	$2,780,537	Term Loan, 5.385%, maturing December 23, 2014			2,363,457
EUR	140,283	Term Loan, 7.706%, maturing December 23, 2014			174,908
		ISP Chemco, Inc.	Ba3	BB-
	$4,950,000	Term Loan, 4.157%, maturing June 04, 2014			4,595,248
		Lucite International US Finco, Ltd.	B2	B+
EUR	675,845	Term Loan, 4.410%, maturing July 07, 2013			819,114
	$1,027,786	Term Loan, 5.050%, maturing July 07, 2013			849,208
	697,595	Term Loan, 5.050%, maturing July 07, 2013			576,388
		LyondellBasell Industries	Ba2	BB-
	5,236,875	Term Loan, 7.000%, maturing December 20, 2014			4,313,148
	2,337,470	Term Loan, 7.000%, maturing April 30, 2015			1,916,725
	1,000,000	Term Loan, 7.000%, maturing April 30, 2015			823,750
		MacDermid, Inc.	B1	BB-
	2,045,853	Term Loan, 4.801%, maturing April 12, 2014			1,902,643
EUR	965,405	Term Loan, 7.204%, maturing April 12, 2014			1,288,655
		Northeast Biofuels, LLC	B1	B-
	$113,171	Term Loan, 5.964%, maturing June 30, 2013			73,561
		Polypore, Inc.	Ba2	BB-
	3,300,000	Term Loan, 4.730%, maturing July 03, 2014			3,151,500
					64,025,182

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: 4.0%
		Berry Plastics Corporation	B1	B+
	$11,819,187	Term Loan, 4.798%, maturing April 03, 2015			$10,171,155
		Graham Packaging Company	B1	B+
	8,099,241	Term Loan, 5.035%, maturing October 07, 2011			7,725,971
		Graphic Packaging International, Inc.	Ba3	BB-
	10,110,113	Term Loan, 4.794%, maturing May 16, 2014			9,559,587
		Klockner Pentaplast	NR	NR
	2,499,375	Term Loan, 5.291%, maturing January 03, 2016			1,815,171
EUR	720,820	Term Loan, 7.460%, maturing January 03, 2016			771,100
EUR	1,529,180	Term Loan, 7.460%, maturing January 03, 2016			1,635,845
		Mauser AG	NR	NR
EUR	875,000	Term Loan, 6.858%, maturing June 13, 2013			956,203
EUR	875,000	Term Loan, 7.108%, maturing June 13, 2014			956,203
	$1,179,779	Term Loan, 4.839%, maturing June 13, 2015			878,935
	1,179,779	Term Loan, 5.089%, maturing June 13, 2016			878,935
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.985%, maturing June 14, 2013			2,896,800
		Pro Mach, Inc.	B1	B
	$2,443,750	Term Loan, 5.060%, maturing December 01, 2011			2,284,906
		Tegrant Holding Company	B2	CCC+
	493,750	Term Loan, 5.560%, maturing March 08, 2014			325,875
		Tegrant Holding Company	Caa2	CC
	500,000	Term Loan, 8.310%, maturing March 08, 2015			173,750
		Xerium Technologies, Inc.	Caa1	CCC+
	4,539,820	Term Loan, 8.301%, maturing May 18, 2012			3,995,041
					45,025,477
Data and Internet Services: 4.9%
		Activant Solutions, Inc.	B1	B+
	2,327,244	Term Loan, 4.809%, maturing May 02, 2013			2,024,702
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2015			956,372
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2016			956,372

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Audatex	Ba3	BB-
$3,090,289	Term Loan, 4.788%, maturing May 16, 2014			$2,904,872
	Carlson Wagonlit Holdings, B.V.	Ba2	BB-
2,734,600	Term Loan, 5.046%, maturing August 03, 2012			2,498,741
	First Data Corporation	Ba3	BB-
5,455,696	Term Loan, 5.252%, maturing September 24, 2014			5,015,072
248,125	Term Loan, 5.398%, maturing September 24, 2014			228,236
2,187,317	Term Loan, 5.552%, maturing September 24, 2014			2,010,379
	L-1 Identity Solutions Operating Company	Ba3	BB+
500,000	Term Loan, 7.500%, maturing August 05, 2013			499,688
	Orbitz	B1	BB-
9,910,038	Term Loan, 5.693%, maturing July 25, 2014			7,663,759
	Reynolds & Reynolds Company	Ba2	BB
9,291,646	Term Loan, 4.801%, maturing October 26, 2012			8,635,424
	Sabre, Inc.	B1	B+
15,117,064	Term Loan, 4.666%, maturing September 30, 2014			11,593,941
	Sitel, LLC	B2	B+
1,971,693	Term Loan, 5.292%, maturing January 30, 2014			1,554,351
	Sungard Data Systems, Inc.	Ba3	BB
4,630,701	Term Loan, 4.553%, maturing February 28, 2014			4,362,991
	Transaction Network Services, Inc.	B1	BB-
2,302,179	Term Loan, 4.803%, maturing March 28, 2014			2,155,415
	Travelport, Inc.	Ba3	BB-
1,556,322	Term Loan, 4.719%, maturing August 23, 2013			1,308,932
312,277	Term Loan, 5.051%, maturing August 23, 2013			262,638
990,000	Term Loan, 4.719%, maturing May 23, 2014			837,169
				55,469,054
Diversified / Conglomerate Manufacturing: 3.0%
	BOC Edwards	B1	BB-
3,217,500	Term Loan, 4.810%, maturing May 31, 2014			2,807,269
	Brand Services, Inc.	B1	B
2,831,958	Term Loan, 5.063%, maturing February 07, 2014			2,610,122
1,238,250	Term Loan, 6.063%, maturing February 07, 2014			1,167,051

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
			Brand Services, Inc.	Caa1	CCC+
	$1,600,000		Term Loan, 8.813%, maturing February 07, 2015			$1,488,000
			Dresser, Inc.	B2	B+
	2,852,885		Term Loan, 5.042%, maturing May 04, 2014			2,734,313
			EPD, Inc.	B1	B+
	559,688		Term Loan, 4.970%, maturing July 31, 2014			492,525
	3,907,969		Term Loan, 5.300%, maturing July 31, 2014			3,439,012
			Ferretti, S.P.A.	NR	NR
EUR	866,500		Term Loan, 4.922%, maturing January 22, 2015			1,169,344
EUR	866,500		Term Loan, 4.922%, maturing January 21, 2016			1,169,344
			Flextronics International, Ltd.	Ba1	BB+
	$263,104		Term Loan, 5.041%, maturing October 01, 2014			239,918
	917,809		Term Loan, 5.041%, maturing October 01, 2014			844,385
			Generac Power Systems, Inc.	B1	B
	4,405,756		Term Loan, 5.288%, maturing November 09, 2013			3,429,145
			Manitowoc Company, Inc.	Ba2	BB+
	1,700,000	(2)	Term Loan, maturing August 25, 2014			1,699,291
			Mueller Group, Inc.	Ba3	BB+
	2,444,464		Term Loan, 4.501%, maturing May 24, 2014			2,296,777
			Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	985,000		Term Loan, 4.791%, maturing July 19, 2013			934,519
			Sensata Technologies	B1	BB
	5,169,377		Term Loan, 4.543%, maturing April 27, 2013			4,561,975
EUR	1,960,028		Term Loan, 6.961%, maturing April 27, 2013			2,539,641
			Textron Fastening Systems	B2	B+
	$491,250		Term Loan, 6.301%, maturing August 11, 2013			461,775
						34,084,406
Diversified / Conglomerate Service: 3.2%
			Affinion Group	Ba2	BB
	3,937,668		Term Loan, 5.298%, maturing October 17, 2012			3,804,772
			AlixPartners, LLP	B1	BB-
	2,578,769		Term Loan, 4.790%, maturing October 12, 2013			2,501,406

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		Brickman Group	Ba3	BB-
	$2,468,750	Term Loan, 4.801%, maturing January 23, 2014			$2,228,047
		Catalina Marketing Corporation	Ba3	BB-
	2,977,500	Term Loan, 5.801%, maturing October 01, 2014			2,808,155
		Coach America Holdings, Inc.	B2	B
	493,837	Term Loan, 5.446%, maturing April 20, 2014			375,316
	2,364,934	Term Loan, 5.479%, maturing April 20, 2014			1,797,350
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	130,733	Term Loan, 4.714%, maturing April 30, 2013			122,889
	647,267	Term Loan, 4.714%, maturing April 30, 2013			608,431
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.960%, maturing December 31, 2013			1,159,356
EUR	122,807	Term Loan, 6.960%, maturing December 31, 2013			162,310
		ISTA International GmbH	NR	NR
EUR	2,502,783	Term Loan, 7.122%, maturing May 14, 2015			3,171,923
EUR	497,217	Term Loan, 7.122%, maturing May 14, 2015			630,152
		Mitchell International, Inc.	Ba3	B+
	$790,000	Term Loan, 4.801%, maturing March 28, 2014			766,300
		Mitchell International, Inc.	Caa1	B+
	250,000	Term Loan, 8.063%, maturing March 30, 2015			238,750
		Valley National Gases, Inc.	Ba3	BB-
	1,613,700	Term Loan, 4.986%, maturing February 28, 2014			1,468,467
		Valley National Gases, Inc.	B3	CCC+
	500,000	Term Loan, 8.680%, maturing August 28, 2014			425,000
		Valleycrest Companies, LLC	B1	B+
	1,853,728	Term Loan, 4.681%, maturing October 04, 2013			1,677,624
		Vertafore, Inc.	B1	B
	4,049,006	Term Loan, 5.311%, maturing January 31, 2012			3,785,820
		West Corporation	B1	BB-
	9,394,021	Term Loan, 4.941%, maturing October 24, 2013			8,291,689
					36,023,757

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 0.6%
		Georgia Pacific Corporation	Ba2	BB+
	$7,281,170	Term Loan, 4.439%, maturing December 20, 2012			$6,891,111
					6,891,111
Ecological: 0.1%
		Synagro Technologies, Inc.	B1	B+
	1,089,000	Term Loan, 4.810%, maturing April 02, 2014			928,372
		Synagro Technologies, Inc.	Caa2	CCC+
	590,000	Term Loan, 7.560%, maturing October 02, 2014			404,150
					1,332,522
Electronics: 1.4%
		Aeroflex, Inc.	Ba3	BB-
	992,500	Term Loan, 6.063%, maturing August 15, 2014			942,875
		Decision One	NR	NR
	452,208	Term Loan, 12.000%, maturing April 15, 2010			452,208
		Freescale Semiconductor, Inc.	Ba1	BB
	2,612,367	Term Loan, 4.214%, maturing December 01, 2013			2,342,763
		Infor Global Solutions	B1	B+
	495,000	Term Loan, 5.550%, maturing July 28, 2012			404,044
	1,314,286	Term Loan, 6.550%, maturing July 28, 2012			1,117,143
	685,714	Term Loan, 6.550%, maturing July 28, 2012			582,857
EUR	985,000	Term Loan, 7.954%, maturing July 28, 2012			1,148,653
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 11.204%, maturing March 02, 2014			425,386
		Kronos, Inc.	Ba3	B+
	$2,948,571	Term Loan, 5.051%, maturing June 11, 2014			2,712,686
		NXP, B.V.	B2	BB-
	1,750,000	Floating Rate Note, 5.541%, maturing October 15, 2013			1,360,625
EUR	1,500,000	Floating Rate Note, 7.713%, maturing October 15, 2013			1,683,210
		ON Semiconductor	Baa3	BB
	$2,659,465	Term Loan, 4.551%, maturing September 03, 2013			2,499,897
					15,672,347

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Finance: 0.6%
		LPL Holdings, Inc.	B1	B
	$7,412,437	Term Loan, 6.985%, maturing June 28, 2013			$7,004,753
					7,004,753
Foreign Cable, Foreign TV, Radio and Equipment: 5.2%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	120,197	Term Loan, 6.985%, maturing November 14, 2014			169,597
EUR	113,008	Term Loan, 6.985%, maturing November 14, 2014			159,453
EUR	58,702	Term Loan, 6.985%, maturing November 14, 2014			82,828
EUR	119,999	Term Loan, 7.485%, maturing November 14, 2015			169,317
EUR	171,427	Term Loan, 7.485%, maturing November 14, 2015			241,881
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.383%, maturing January 31, 2014			1,184,439
SEK	8,000,000	Term Loan, 7.508%, maturing January 31, 2015			1,093,329
		Levana Holding 4 GmbH	NR	NR
EUR	1,297,631	Term Loan, 7.309%, maturing March 02, 2015			1,327,642
EUR	1,297,631	Term Loan, 7.559%, maturing March 02, 2016			1,327,642
		Numericable/YPSO France SAS	NR	NR
EUR	957,340	Term Loan, 6.982%, maturing July 28, 2016			1,107,217
EUR	1,561,975	Term Loan, 6.982%, maturing July 28, 2016			1,806,511
EUR	2,480,685	Term Loan, 6.982%, maturing July 28, 2016			2,869,050
EUR	694,875	Term Loan, 7.232%, maturing July 28, 2016			816,441
EUR	1,305,125	Term Loan, 7.232%, maturing July 28, 2016			1,533,452
		ProSiebenSat.1 Media AG	NR	NR
EUR	1,190,021	Term Loan, 6.720%, maturing July 02, 2014			1,352,826
EUR	64,583	Term Loan, 6.720%, maturing July 02, 2014			73,419
SEK	2,269,914	Term Loan, 6.890%, maturing July 02, 2014			272,689
EUR	146,593	Term Loan, 6.845%, maturing May 09, 2015			171,128
EUR	3,258,145	Term Loan, 6.845%, maturing May 09, 2015			3,803,453

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
		TDF, S.A.	NR	NR
EUR	1,500,000	Term Loan, 6.482%, maturing January 31, 2015			$1,865,912
EUR	1,500,000	Term Loan, 7.401%, maturing January 31, 2016			1,865,912
		UPC Financing Partnership	Ba3	B+
	$7,000,000	Term Loan, 4.214%, maturing December 31, 2014			6,583,500
EUR	1,741,434	Term Loan, 6.482%, maturing December 31, 2014			2,286,208
EUR	9,473,566	Term Loan, 6.482%, maturing December 31, 2014			12,437,188
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,111,804	Term Loan, 8.129%, maturing September 03, 2012			1,850,469
GBP	565,324	Term Loan, 8.129%, maturing September 03, 2012			940,917
GBP	3,954,322	Term Loan, 8.147%, maturing September 03, 2012			6,581,512
GBP	3,383,112	Term Loan, 8.147%, maturing September 03, 2012			5,630,800
					59,604,732
Gaming: 2.8%
		Cannery Casino Resorts, LLC	B2	BB
	$1,346,457	Term Loan, 4.973%, maturing May 18, 2013			1,284,183
	1,637,008	Term Loan, 5.060%, maturing May 18, 2013			1,561,296
		CCM Merger, Inc.	B1	BB-
	3,520,069	Term Loan, 4.798%, maturing July 13, 2012			3,176,862
		Centaur, LLC	B3	B-
	1,649,123	Term Loan, 6.801%, maturing October 30, 2012			1,517,193
		Fontainebleau Las Vegas, LLC	B1	B+
	2,000,000	Term Loan, 5.922%, maturing June 06, 2014			1,580,000
		Golden Nugget, Inc.	B1	BB-
	159,527	Term Loan, 2.412%, maturing June 30, 2014			135,598
	1,675,036	Term Loan, 4.480%, maturing June 30, 2014			1,423,781
		Green Valley Ranch Gaming, LLC	B2	BB-
	951,136	Term Loan, 4.591%, maturing February 16, 2014			740,935
		Green Valley Ranch Gaming, LLC	Caa2	CCC+
	500,000	Term Loan, 5.719%, maturing August 16, 2014			258,750

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Greenwood Racing, Inc.	B2	BB-
$1,477,500	Term Loan, 4.720%, maturing November 28, 2011			$1,403,625
	Harrahs Operating Company, Inc.	Ba3	BB
1,995,000	Term Loan, 5.800%, maturing January 28, 2015			1,755,756
	Isle Of Capri Casinos, Inc.	Ba3	BB
4,662,428	Term Loan, 4.551%, maturing July 26, 2014			4,001,916
1,405,793	Term Loan, 4.551%, maturing July 26, 2014			1,206,638
1,864,971	Term Loan, 4.551%, maturing July 26, 2014			1,600,766
	Las Vegas Sands, LLC	Ba3	BB
1,600,000	Term Loan, 4.550%, maturing May 23, 2014			1,368,454
6,336,000	Term Loan, 4.550%, maturing May 23, 2014			5,419,079
	New World Gaming Partners Ltd.	Ba3	B+
750,000	Term Loan, 5.283%, maturing September 30, 2014			585,000
3,731,250	Term Loan, 5.283%, maturing September 30, 2014			2,910,375
	Penn National Gaming, Inc.	Ba2	BB+
15,228	Term Loan, 4.477%, maturing October 03, 2012			14,635
	Seminole Tribe Of Florida	Baa3	BBB
20,416	Term Loan, 4.188%, maturing March 05, 2014			19,770
				31,964,612
Healthcare, Education and Childcare: 12.3%
	Accellent, Inc.	B2	B+
2,925,000	Term Loan, 5.289%, maturing November 22, 2012			2,654,437
	AGA Medical Corporation	B1	BB-
3,722,471	Term Loan, 4.754%, maturing April 28, 2013			3,536,347
	Catalent Pharma Solutions	Ba3	BB-
5,698,000	Term Loan, 5.051%, maturing April 10, 2014			4,999,995
	CHG Medical Staffing, Inc.	Ba3	B+
400,000	Term Loan, 2.675%, maturing January 08, 2013			382,000
1,576,000	Term Loan, 5.129%, maturing January 08, 2013			1,505,080
	CHS/Community Health Systems, Inc.	Ba3	BB
25,251,077	Term Loan, 4.978%, maturing July 25, 2014			23,925,395

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Concentra Operating Corporation	B1	B+
	$2,772,000	Term Loan, 5.051%, maturing June 25, 2014			$2,432,430
		CRC Health Corporation	Ba3	BB-
	1,807,446	Term Loan, 5.051%, maturing February 06, 2013			1,617,664
	1,466,381	Term Loan, 5.051%, maturing February 06, 2013			1,312,411
		Education Management Corporation	B2	B+
	8,192,562	Term Loan, 4.563%, maturing June 01, 2013			7,516,676
		Emdeon Business Services, LLC	B1	BB-
	2,835,795	Term Loan, 4.810%, maturing November 16, 2013			2,679,826
		EMSC, L.P.	Ba1	BB
	3,185,922	Term Loan, 4.694%, maturing February 10, 2012			3,110,257
		Gambro	NR	NR
	646,459	Term Loan, 5.618%, maturing June 05, 2014			574,271
SEK	2,111,070	Term Loan, 7.865%, maturing June 05, 2014			290,693
SEK	2,146,343	Term Loan, 7.865%, maturing June 05, 2014			295,550
	$646,459	Term Loan, 6.118%, maturing June 05, 2015			574,271
SEK	2,111,070	Term Loan, 8.365%, maturing June 05, 2015			290,693
SEK	2,146,343	Term Loan, 8.365%, maturing June 05, 2015			295,550
		Gentiva Health Services, Inc.	Ba3	BB-
	$3,340,540	Term Loan, 4.383%, maturing March 31, 2013			3,156,811
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,625,786	Term Loan, 5.219%, maturing March 14, 2011			1,528,239
		Harlan Sprague Dawley, Inc.	B2	BB-
	3,493,000	Term Loan, 5.312%, maturing July 11, 2014			3,265,955
		Harrington Holdings, Inc.	B1	BB-
	2,633,333	Term Loan, 4.719%, maturing January 11, 2014			2,455,583
		HCA, Inc.	Ba3	BB
	15,107,814	Term Loan, 5.051%, maturing November 17, 2013			14,182,460
		Health Management Associates, Inc.	B1	BB-
	5,576,768	Term Loan, 4.551%, maturing February 28, 2014			5,127,526

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Iasis Healthcare, LLC	Ba2	B+
	$3,618,348	Term Loan, 4.469%, maturing March 15, 2014			$3,414,063
	1,251,987	Term Loan, 4.469%, maturing March 15, 2014			1,181,303
	333,863	Term Loan, 4.486%, maturing March 15, 2014			315,014
		IM US Holdings, LLC	B1	BB
	4,950,000	Term Loan, 4.808%, maturing June 26, 2014			4,690,125
		inVentiv Health, Inc.	Ba3	BB-
	1,400,143	Term Loan, 4.560%, maturing July 06, 2014			1,293,382
		Multiplan, Inc.	B1	B+
	1,887,247	Term Loan, 5.000%, maturing April 12, 2013			1,794,457
		National Mentor, Inc.	B1	B+
	117,736	Term Loan, 4.559%, maturing June 29, 2013			104,785
	1,979,737	Term Loan, 4.810%, maturing June 29, 2013			1,761,966
		Nycomed	NR	NR
EUR	535,383	Term Loan, 7.205%, maturing December 10, 2014			615,663
EUR	1,397,300	Term Loan, 7.205%, maturing December 10, 2014			1,606,823
EUR	86,211	Term Loan, 7.205%, maturing December 10, 2014			99,139
EUR	54,917	Term Loan, 7.205%, maturing December 10, 2014			63,152
EUR	388,312	Term Loan, 7.205%, maturing December 10, 2014			446,539
EUR	1,397,300	Term Loan, 7.955%, maturing December 10, 2014			1,606,823
EUR	388,312	Term Loan, 7.955%, maturing December 10, 2014			446,539
EUR	86,211	Term Loan, 7.955%, maturing December 10, 2014			99,139
EUR	535,383	Term Loan, 7.955%, maturing December 10, 2014			615,663
EUR	54,917	Term Loan, 7.955%, maturing December 10, 2014			63,152
		Orthofix International/Colgate Medical	B1	BB+
	$1,771,818	Term Loan, 4.560%, maturing September 22, 2013			1,647,791
		Quintiles Transnational Corporation	B1	BB
	3,229,625	Term Loan, 4.810%, maturing March 31, 2013			3,084,292

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Renal Advantage, Inc.	NR	B+
	$4,373,624	Term Loan, 6.500%, maturing October 06, 2012			$4,089,338
		Sterigenics International, Inc.	B3	BB-
	2,430,388	Term Loan, 5.083%, maturing November 21, 2013			2,235,957
		Stiefel Laboratories, Inc.	B1	BB-
	1,532,919	Term Loan, 5.042%, maturing December 28, 2013			1,452,441
	2,004,149	Term Loan, 5.042%, maturing December 28, 2013			1,898,931
		Sun Healthcare Group, Inc.	Ba2	B+
	305,747	Term Loan, 4.801%, maturing April 12, 2014			285,873
	1,192,587	Term Loan, 4.804%, maturing April 12, 2014			1,115,069
	188,911	Term Loan, 4.912%, maturing April 12, 2014			176,632
		Surgical Care Affiliates, LLC	Ba3	B
	2,970,000	Term Loan, 5.051%, maturing December 29, 2014			2,628,450
		Team Health, Inc.	B1	BB-
	2,709,251	Term Loan, 4.810%, maturing November 23, 2012			2,533,150
		United Surgical Partners International, Inc.	Ba3	B
	312,500	Term Loan, 4.018%, maturing April 19, 2014			285,156
	2,070,565	Term Loan, 4.631%, maturing April 19, 2014			1,889,390
		Viant Holdings, Inc.	Ba3	B+
	990,000	Term Loan, 5.051%, maturing June 25, 2014			881,100
		VWR International, Inc.	B1	B+
	4,500,000	Term Loan, 4.969%, maturing June 29, 2014			4,078,125
EUR	2,500,000	Term Loan, 6.985%, maturing June 29, 2014			3,272,909
					139,482,451
Home & Office Furnishings: 1.5%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.379%, maturing October 19, 2014			1,559,674
EUR	1,250,000	Term Loan, 7.879%, maturing October 19, 2015			1,559,674
		Hilding Anders	NR	NR
EUR	367,247	Term Loan, 6.968%, maturing April 25, 2015			460,585
SEK	20,194,780	Term Loan, 7.113%, maturing April 25, 2015			2,629,508

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
	National Bedding Company	B1	BB-
$4,128,320	Term Loan, 4.590%, maturing August 31, 2011			$3,256,212
	Simmons Company	Ba2	BB-
6,991,524	Term Loan, 5.415%, maturing December 19, 2011			6,554,554
	Springs Window Fashions, LLC	B2	B+
1,414,439	Term Loan, 5.563%, maturing December 31, 2012			1,029,005
				17,049,212
Insurance: 1.5%
	AmWINS Group, Inc.	B2	B-
2,475,000	Term Loan, 5.158%, maturing June 08, 2013			2,010,937
	Applied Systems, Inc.	B1	B-
1,902,273	Term Loan, 5.300%, maturing September 26, 2013			1,807,159
	Conseco, Inc.	B1	B+
7,376,304	Term Loan, 4.469%, maturing October 10, 2013			6,232,977
	Hub International, Ltd.	B2	B+
353,178	Term Loan, 4.537%, maturing June 13, 2014			321,392
2,022,059	Term Loan, 5.301%, maturing June 13, 2014			1,840,074
	Swett & Crawford	B2	B
3,160,000	Term Loan, 5.039%, maturing April 03, 2014			2,354,200
	USI Holdings Corporation	B2	B
2,227,500	Term Loan, 5.560%, maturing May 05, 2014			2,054,869
				16,621,608
Leisure, Amusement, Entertainment: 6.0%
	24 Hour Fitness Worldwide, Inc.	Ba3	B+
4,154,375	Term Loan, 5.072%, maturing June 08, 2012			3,884,341
	Alpha D2, Ltd.	NR	NR
2,285,714	Term Loan, 4.719%, maturing December 31, 2013			2,100,571
1,571,429	Term Loan, 4.719%, maturing December 31, 2013			1,444,143
	AMF Bowling Worldwide, Inc.	B1	B+
3,093,750	Term Loan, 5.220%, maturing June 10, 2013			2,475,000
	Cedar Fair, L.P.	Ba3	BB
1,868,001	Term Loan, 4.469%, maturing August 30, 2012			1,772,006
	Cinemark USA, Inc.	Ba3	B
3,684,375	Term Loan, 4.624%, maturing October 05, 2013			3,492,920

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		HIT Entertainment, Inc.	Ba3	B+
	$3,404,852	Term Loan, 4.800%, maturing March 20, 2012			$2,928,173
		Kerasotes Showplace Theater, LLC	B1	B-
	150,000	Revolver, 1.121%, maturing October 31, 2010			143,250
	375,971	Term Loan, 4.750%, maturing October 28, 2011			355,292
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	10,969,131	Term Loan, 6.051%, maturing April 08, 2012			8,370,818
	33,156,892	Term Loan, 6.051%, maturing April 08, 2012			25,302,854
		NEP II, Inc.	B1	B
	4,441,247	Term Loan, 5.051%, maturing February 16, 2014			4,024,880
		Warner Music Group	Ba3	BB
	12,852,844	Term Loan, 4.688%, maturing February 28, 2011			12,097,740
					68,391,988
Lodging: 2.1%
		Audio Visual Services Corporation	Ba3	B+
	1,488,750	Term Loan, 5.060%, maturing February 28, 2014			1,272,881
		Hotel Del Coronado	B1	B+
	24,600,000	Term Loan, 4.208%, maturing January 15, 2009			22,878,000
					24,150,881
Machinery: 0.4%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 6.656%, maturing December 23, 2014			1,590,831
EUR	1,145,833	Term Loan, 6.984%, maturing December 23, 2015			1,471,317
		LN Acquisition Corporation	B1	BB-
	$135,000	Term Loan, 4.970%, maturing July 11, 2014			128,925
	360,000	Term Loan, 4.970%, maturing July 11, 2014			343,800
		NACCO Materials Handling Group, Inc.	NR	NR
	980,000	Term Loan, 4.797%, maturing March 21, 2013			857,500
					4,392,373
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Continental Alloys & Services, Inc.	B2	B
	492,656	Term Loan, 5.301%, maturing June 15, 2012			448,317
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	826,245	Term Loan, 4.559%, maturing May 18, 2014			780,285

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	Novelis	Ba2	BB
$1,546,875	Term Loan, 4.810%, maturing July 06, 2014			$1,465,664
3,403,125	Term Loan, 4.810%, maturing July 06, 2014			3,224,461
	Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
3,785,108	Term Loan, 4.787%, maturing May 08, 2014			3,539,076
338,859	Term Loan, 4.801%, maturing May 08, 2014			316,833
	Tube City IMS Corporation	Ba3	BB
1,321,115	Term Loan, 5.051%, maturing January 25, 2013			1,208,820
162,162	Term Loan, 5.151%, maturing January 25, 2013			148,378
				11,131,834
North American Cable: 10.8%
	Atlantic Broadband	B1	B
1,920,383	Term Loan, 5.060%, maturing August 10, 2012			1,862,771
	Bresnan Communications, LLC	B2	BB-
4,750,000	Term Loan, 4.842%, maturing September 29, 2013			4,552,082
1,253,061	Term Loan, 5.020%, maturing September 29, 2013			1,200,850
	Cequel Communications, LLC	B1	BB-
36,122,734	Term Loan, 4.795%, maturing November 05, 2013			33,876,370
	Cequel Communications, LLC	Caa1	B-
1,975,000	Term Loan, 7.301%, maturing May 05, 2014			1,749,850
	Charter Communications Operating, LLC	B1	B+
40,467,750	Term Loan, 4.800%, maturing March 06, 2014			35,499,201
	CSC Holdings, Inc.	Ba1	BBB-
7,075,301	Term Loan, 4.214%, maturing March 29, 2013			6,748,069
	Insight Midwest Holdings, LLC	B1	B+
3,162,500	Term Loan, 4.470%, maturing April 06, 2014			3,049,589
	Knology, Inc.	B2	B
2,970,000	Term Loan, 5.038%, maturing June 30, 2012			2,762,100
	Mediacom Broadband, LLC	Ba3	BB-
2,388,750	Term Loan, 3.952%, maturing March 31, 2010			2,281,256
10,432,623	Term Loan, 4.220%, maturing January 31, 2015			9,673,002

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Mediacom LLC Group	Ba3	BB-
$8,429,958	Term Loan, 4.223%, maturing January 31, 2015			$7,820,894
	Quebecor Media, Inc.	B1	B
3,900,000	Term Loan, 4.791%, maturing July 21, 2009			3,763,500
	San Juan Cable, LLC	B1	BB-
3,902,523	Term Loan, 4.680%, maturing October 31, 2012			3,439,099
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.304%, maturing June 28, 2014			5,104,167
				123,382,800
Oil & Gas: 2.8%
	Alon USA	B1	BB
1,729,620	Term Loan, 4.792%, maturing June 22, 2013			1,470,177
216,202	Term Loan, 5.060%, maturing June 22, 2013			183,772
	Calumet Lubricants Company	B1	B
131,779	Term Loan, 6.638%, maturing January 03, 2015			116,954
993,639	Term Loan, 6.807%, maturing January 03, 2015			881,854
	Coffeyville Resources, LLC	B2	BB-
1,203,165	Term Loan, 5.641%, maturing December 28, 2010			1,106,912
1,384,595	Term Loan, 5.543%, maturing December 28, 2013			1,273,827
	CR Gas Storage	Ba3	BB-
220,610	Term Loan, 4.843%, maturing May 13, 2011			206,132
562,724	Term Loan, 4.411%, maturing May 12, 2013			525,795
3,469,966	Term Loan, 4.534%, maturing May 12, 2013			3,242,249
381,184	Term Loan, 4.844%, maturing May 12, 2013			356,169
	MEG Energy	Ba3	BB+
4,105,500	Term Loan, 4.800%, maturing April 03, 2013			3,936,148
4,184,250	Term Loan, 4.800%, maturing April 03, 2013			4,010,779
	Targa Resources, Inc.	Ba3	B+
1,003,592	Term Loan, 4.479%, maturing October 31, 2012			967,211
2,377,541	Term Loan, 4.801%, maturing October 31, 2012			2,291,355

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
		Venoco, Inc.	Caa1	B
	$2,368,421	Term Loan, 6.813%, maturing September 20, 2011			$2,232,237
		Western Refining, Inc.	B3	BB-
	10,847,571	Term Loan, 7.750%, maturing May 30, 2014			9,459,983
					32,261,554
Other Broadcasting and Entertainment: 1.4%
		Deluxe Entertainment Services Group, Inc.	B1	B
	2,718,122	Term Loan, 5.018%, maturing May 11, 2013			2,419,129
	258,256	Term Loan, 5.051%, maturing May 11, 2013			229,848
	137,795	Term Loan, 5.051%, maturing May 11, 2013			122,638
		Getty Images, Inc.	Ba2	BB
	1,000,000	Term Loan, 7.250%, maturing July 02, 2015			1,000,781
		VNU	Ba3	B+
	12,769,672	Term Loan, 4.803%, maturing August 09, 2013			11,837,882
					15,610,278
Other Telecommunications: 3.1%
		Asurion Corporation	B1	B-
	13,250,000	Term Loan, 5.730%, maturing July 03, 2014			12,459,147
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.606%, maturing September 30, 2014			2,823,432
EUR	2,083,333	Term Loan, 6.856%, maturing September 30, 2015			2,824,285
		Cavalier Telephone	Caa1	B-
	$3,125,364	Term Loan, 10.500%, maturing December 31, 2012			2,328,396
		Consolidated Communications	B1	BB-
	1,000,000	Term Loan, 5.310%, maturing December 31, 2014			945,000
		Gabriel Communications	B2	B-
	495,000	Term Loan, 6.026%, maturing May 31, 2014			459,422
		Hargray Communications Group, Inc.	B1	B
	681,971	Term Loan, 5.051%, maturing June 29, 2014			625,708
		Hawaiian Telcom Communications, Inc.	Ba3	CCC+
	2,818,023	Term Loan, 5.301%, maturing June 01, 2014			2,259,116
		Kentucky Data Link, Inc.	B1	B
	4,192,502	Term Loan, 4.719%, maturing February 26, 2014			3,961,915

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	One Communications	B2	CCC+
$2,836,071	Term Loan, 6.813%, maturing June 30, 2012			$2,524,104
	Time Warner Telecom Holdings, Inc.	Ba2	B
2,672,966	Term Loan, 4.470%, maturing January 07, 2013			2,565,379
	U.S. Telepacific Corporation	B1	CCC+
982,505	Term Loan, 6.745%, maturing August 04, 2011			908,817
				34,684,721
Personal & Nondurable Consumer Products: 4.5%
	Advantage Sales And Marketing	B2	B-
3,795,605	Term Loan, 4.557%, maturing March 29, 2013			3,528,330
	Bushnell Performance Optics	Ba3	BB-
1,736,875	Term Loan, 6.551%, maturing August 24, 2013			1,606,609
	Fender Musical Instruments Corporation	B2	B+
1,166,667	Term Loan, 5.060%, maturing June 09, 2014			1,029,583
2,310,000	Term Loan, 5.170%, maturing June 09, 2014			2,038,575
	Huish Detergents, Inc.	B1	B+
3,267,000	Term Loan, 4.810%, maturing April 26, 2014			2,986,584
	Information Resources, Inc.	B1	B+
429,702	Term Loan, 4.563%, maturing May 16, 2014			373,841
	Jarden Corporation	Ba3	BB-
1,178,209	Term Loan, 4.551%, maturing January 24, 2012			1,117,826
5,262,310	Term Loan, 4.551%, maturing January 24, 2012			4,992,616
	KIK Custom Products, Inc.	B3	CCC+
72,622	Term Loan, 4.730%, maturing May 31, 2014			54,830
423,628	Term Loan, 4.730%, maturing May 31, 2014			319,839
	Mega Bloks, Inc.	B1	B-
970,000	Term Loan, 8.750%, maturing July 26, 2012			809,950
	Norwood Promotional Products	NR	NR
29,887,086	Term Loan, 6.000%, maturing August 16, 2011			27,496,119
	Spectrum Brands, Inc.	B1	B-
56,383	Term Loan, 6.464%, maturing March 30, 2013			48,819
1,116,589	Term Loan, 6.732%, maturing March 30, 2013			966,779

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
	Totes Isotoner Corporation	B1	B
$410,417	Term Loan, 5.140%, maturing January 31, 2013			$337,568
	Yankee Candle Company, Inc.	Ba3	BB-
3,616,346	Term Loan, 4.805%, maturing February 06, 2014			3,182,385
				50,890,253
Personal, Food & Miscellaneous: 2.2%
	Acosta, Inc.	B1	B
2,420,152	Term Loan, 4.720%, maturing July 29, 2013			2,259,817
	Arbys Restaurant Group, Inc.	Ba3	BB
5,031,367	Term Loan, 4.958%, maturing July 25, 2012			4,723,196
	Culligan International Company	B2	B-
1,481,250	Term Loan, 4.909%, maturing November 24, 2012			1,062,797
	N.E.W. Customer Services Companies, Inc.	B1	B
4,665,486	Term Loan, 5.279%, maturing May 22, 2014			4,212,546
	NPC International	Ba3	B+
1,179,018	Term Loan, 4.490%, maturing May 03, 2013			1,078,802
	OSI Restaurant Partners, Inc.	B1	BB-
378,313	Term Loan, 5.026%, maturing June 14, 2013			291,616
4,422,298	Term Loan, 5.125%, maturing June 14, 2014			3,408,854
	QCE, LLC	B2	B+
3,691,333	Term Loan, 4.813%, maturing May 05, 2013			3,142,248
	Reddy Ice Group, Inc.	B1	BB-
3,000,000	Term Loan, 4.538%, maturing August 09, 2012			2,505,000
	Sagittarius Brands, Inc./Del Taco & Capt D	B2	B
1,349,338	Term Loan, 9.500%, maturing March 29, 2013			951,283
	Sbarro, Inc.	B1	B-
493,750	Term Loan, 4.969%, maturing January 31, 2014			404,875
	Seminole Hard Rock Entertainment	B1	BB
1,000,000	Floating Rate Note, 5.276%, maturing March 15, 2014			800,000
	U.S. Security Holdings, Inc.	B1	B+
584,109	Term Loan, 5.319%, maturing May 08, 2013			551,983
				25,393,017

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: 9.1%
		American Achievement Corporation	Ba3	BB-
	$974,002	Term Loan, 5.016%, maturing March 25, 2011			$964,262
		Ascend Media Holdings, LLC	B3	B
	841,773	Term Loan, 6.759%, maturing January 31, 2012			471,393
		Black Press, Ltd.	Ba3	BB-
	1,200,082	Term Loan, 4.649%, maturing August 02, 2013			1,080,074
	728,621	Term Loan, 4.810%, maturing August 02, 2013			655,759
		Caribe Information Investments, Inc.	B1	B+
	2,439,919	Term Loan, 4.872%, maturing March 31, 2013			2,183,728
		Cengage Learning, Inc.	B1	B+
	211,111	Revolver, 0.798%, maturing July 05, 2013			174,167
	12,880,088	Term Loan, 4.970%, maturing July 05, 2014			11,239,886
		Cenveo Corporation	Ba2	BB+
	3,829,800	Term Loan, 4.551%, maturing June 21, 2013			3,588,044
	78,115	Term Loan, 4.551%, maturing June 21, 2013			73,184
		Dex Media West, LLC	Ba1	BB
	4,250,000	Term Loan, 7.000%, maturing October 24, 2014			3,910,000
		Flint Group	NR	NR
	936,821	Term Loan, 4.880%, maturing December 31, 2012			766,631
	353,279	Term Loan, 4.880%, maturing December 31, 2014			289,100
	2,333,333	Term Loan, 4.880%, maturing May 29, 2015			1,909,444
EUR	666,667	Term Loan, 6.983%, maturing May 29, 2015			816,546
	$1,277,104	Term Loan, 4.880%, maturing December 31, 2015			1,045,097
		Hanley Wood, LLC	B2	B
	2,715,688	Term Loan, 4.715%, maturing March 08, 2014			2,133,513
		Idearc, Inc.	Ba3	BB
	31,110,951	Term Loan, 4.786%, maturing November 17, 2014			21,995,442
		Intermedia Outdoor, Inc.	NR	NR
	1,970,000	Term Loan, 5.801%, maturing January 31, 2013			1,615,400
		Mediannuaire Holding	NR	NR
EUR	799,273	Term Loan, 6.736%, maturing April 10, 2016			908,987

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
EUR	799,273	Term Loan, 6.736%, maturing April 10, 2016			$908,987
		Medimedia USA, Inc.	Ba3	BB-
	$1,228,125	Term Loan, 5.779%, maturing October 05, 2013			1,160,578
		Merrill Communications, LLC	B1	B+
	5,778,246	Term Loan, 4.855%, maturing May 15, 2011			4,608,151
		Nelson Canada	Ba3	BB-
	4,962,500	Term Loan, 5.301%, maturing July 05, 2014			4,422,828
		PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000	Term Loan, 5.986%, maturing October 24, 2013			1,410,602
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 9.812%, maturing February 05, 2013			16,973,491
		Prism Business Media Holdings/ Penton Media, Inc.	B2	BB-
	$2,172,500	Term Loan, 5.042%, maturing February 01, 2013			1,661,963
		R.H. Donnelley Corporation	Ba1	BB
	705,481	Term Loan, 6.302%, maturing June 30, 2011			668,333
	2,689,707	Term Loan, 6.750%, maturing June 30, 2011			2,542,615
		Readers Digest	B1	B
	4,320,313	Term Loan, 4.606%, maturing March 02, 2014			3,510,254
EUR	747,766	Term Loan, 6.479%, maturing March 02, 2014			899,426
		Source Media, Inc.	B1	B
	$3,507,430	Term Loan, 7.810%, maturing November 08, 2011			3,191,761
		Thomas Nelson Publishers	B1	B
	2,265,041	Term Loan, 6.250%, maturing June 12, 2012			1,959,260
		Tribune Company	Caa1	B
	1,495,000	Term Loan, 5.786%, maturing May 19, 2014			1,034,540
		Valassis Communications, Inc.	Ba2	BB
	305,674	Term Loan, 4.560%, maturing March 02, 2014			281,984
	921,904	Term Loan, 4.560%, maturing March 02, 2014			850,456
		Yell Group, PLC	Ba3	BB-
	2,000,000	Term Loan, 4.469%, maturing February 10, 2013			1,771,250
					103,677,136

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: 6.7%
	Block Communications, Inc.	Ba1	BB+
$1,218,750	Term Loan, 4.801%, maturing December 22, 2012			$1,173,047
	Citadel Broadcasting Corporation	B1	BB-
11,300,000	Term Loan, 4.276%, maturing June 12, 2014			9,153,000
	CMP KC, LLC	NR	NR
2,034,244	Term Loan, 6.500%, maturing May 03, 2011			1,322,259
	CMP Susquehanna Corporation	B1	B-
9,447,517	Term Loan, 4.497%, maturing May 05, 2013			7,180,113
	Cumulus Media, Inc.	B1	B
2,809,173	Term Loan, 4.216%, maturing June 11, 2014			2,359,705
	Emmis Communication	B2	B+
1,199,183	Term Loan, 4.801%, maturing November 01, 2013			1,052,283
	FoxCo Acquisition, LLC	B1	BB-
1,250,000	Term Loan, 7.250%, maturing July 14, 2015			1,216,666
	Local TV Finance, LLC	Ba3	B+
3,366,000	Term Loan, 4.870%, maturing May 07, 2013			2,945,250
	Nexstar Broadcasting Group	Ba2	B+
4,477,901	Term Loan, 4.416%, maturing October 01, 2012			4,097,280
4,731,007	Term Loan, 4.551%, maturing October 01, 2012			4,328,871
	Nextmedia Operating, Inc.	B1	B
3,986,747	Term Loan, 4.301%, maturing November 15, 2012			3,488,404
1,771,888	Term Loan, 6.466%, maturing November 15, 2012			1,550,402
	Paxson Communications	B1	CCC+
6,500,000	Term Loan, 6.041%, maturing January 15, 2012			5,330,000
	Regent Communications	B2	B+
2,146,725	Term Loan, 5.051%, maturing November 21, 2013			1,899,852
	Spanish Broadcasting Systems	B3	B-
4,352,538	Term Loan, 4.560%, maturing June 11, 2012			3,340,573
	Univision Communications, Inc.	B1	B
29,763,682	Term Loan, 5.029%, maturing September 29, 2014			24,050,722
	Univision Communications, Inc.	Caa1	CCC
2,195,925	Term Loan, 4.969%, maturing March 29, 2009			2,104,427
				76,592,854

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: 7.0%
		Amscan Holdings, Inc.	B1	B
	$1,975,000	Term Loan, 4.951%, maturing May 25, 2013			$1,752,813
		Burlington Coat Factory	B2	B-
	3,744,684	Term Loan, 5.060%, maturing May 28, 2013			2,926,706
		CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 6.610%, maturing July 20, 2015			946,118
EUR	690,000	Term Loan, 6.860%, maturing July 20, 2016			870,429
		Claires Stores, Inc.	B2	B
	$1,957,557	Term Loan, 5.556%, maturing May 29, 2014			1,322,400
		Dollar General Corporation	B2	B+
	14,000,000	Term Loan, 5.529%, maturing July 06, 2014			12,934,684
		Dollarama Group, L.P.	Ba1	BB-
	5,309,047	Term Loan, 4.799%, maturing November 18, 2011			4,950,686
		General Nutrition Centers, Inc.	B1	B-
	4,740,000	Term Loan, 5.051%, maturing September 16, 2013			4,293,648
		Guitar Center, Inc.	B2	B-
	5,200,000	Term Loan, 5.970%, maturing October 09, 2014			4,485,000
		Harbor Freight Tools USA, Inc.	B1	B+
	7,704,526	Term Loan, 4.720%, maturing July 15, 2010			6,953,335
		Michaels Stores, Inc.	B2	B
	5,635,279	Term Loan, 4.750%, maturing October 31, 2013			4,376,149
		Nebraska Book Company, Inc.	Ba2	B
	3,326,487	Term Loan, 5.130%, maturing March 04, 2011			3,126,898
		Neiman Marcus Group, Inc.	Ba3	BB+
	4,493,249	Term Loan, 4.422%, maturing April 06, 2013			4,185,358
		Oriental Trading Company, Inc.	B3	B
	2,389,024	Term Loan, 4.932%, maturing July 31, 2013			1,791,768
		Petco Animal Supplies, Inc.	B1	BB-
	5,048,125	Term Loan, 4.983%, maturing October 26, 2013			4,622,820
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.136%, maturing September 22, 2014			2,214,187
GBP	1,545,301	Term Loan, 8.886%, maturing September 22, 2015			2,117,676

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Rite Aid	Ba3	BB-
	$4,987,500	Term Loan, 4.223%, maturing June 04, 2014			$4,445,109
	400,000	Term Loan, 5.470%, maturing June 04, 2014			374,000
		Sally Holding, LLC	B2	BB-
	2,686,913	Term Loan, 4.946%, maturing November 16, 2013			2,557,605
		Sports Authority	B2	B-
	2,940,000	Term Loan, 5.051%, maturing May 03, 2013			2,392,425
		Toys "R" Us, Inc.	B2	BB-
	1,368,159	Term Loan, 7.059%, maturing July 19, 2012			1,311,723
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.487%, maturing June 28, 2015			2,331,899
EUR	2,500,000	Term Loan, 6.987%, maturing June 28, 2016			2,331,899
					79,615,335
Telecommunications Equipment: 1.2%
		CommScope, Inc.	Ba3	BB-
	$997,494	Term Loan, 5.228%, maturing December 27, 2014			961,958
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,500,000	Term Loan, 7.370%, maturing December 01, 2014			8,732,338
		Sorenson Communications, Inc.	B1	B
	$4,574,164	Term Loan, 5.042%, maturing April 27, 2014			4,368,326
					14,062,622
Textiles & Leather: 0.4%
		Polymer Group, Inc.	B1	BB-
	3,843,661	Term Loan, 5.035%, maturing November 22, 2012			3,536,168
		Targus Group, Inc.	B2	B
	1,780,951	Term Loan, 6.556%, maturing November 22, 2012			1,401,015
					4,937,183
Utilities: 6.8%
		Boston Generating, LLC	B1	B+
	1,062,345	Term Loan, 8.051%, maturing December 20, 2013			942,831
	5,318,291	Term Loan, 5.051%, maturing December 20, 2013			4,719,983
	1,794,089	Term Loan, 5.051%, maturing December 20, 2013			1,592,254
		Calpine Corporation	B2	B+
	12,671,012	Term Loan, 5.685%, maturing March 29, 2014			11,814,844

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Coleto Creek WLE, L.P.	B1	BB-
$333,333	Revolver, 0.815%, maturing June 30, 2011			$275,000
5,174,224	Term Loan, 5.551%, maturing June 28, 2013			4,708,544
764,331	Term Loan, 5.551%, maturing June 28, 2013			695,541
	FirstLight Power Resources, Inc.	B1	BB-
1,749,452	Term Loan, 5.310%, maturing November 01, 2013			1,621,159
792,683	Term Loan, 5.313%, maturing November 01, 2013			734,553
	FirstLight Power Resources, Inc.	B3	B-
1,675,000	Term Loan, 7.313%, maturing May 01, 2014			1,541,000
	Infrastrux Group, Inc.	B2	B
4,222,043	Term Loan, 6.963%, maturing November 03, 2012			3,947,610
	MACH Gen, LLC	B2	B+
263,910	Term Loan, 4.551%, maturing February 22, 2013			252,298
2,509,080	Term Loan, 4.810%, maturing February 22, 2014			2,398,681
	NRG Energy, Inc.	Ba1	BB
7,161,075	Term Loan, 4.301%, maturing February 01, 2013			6,807,003
	NSG Holdings, LLC	Ba2	BB
244,898	Term Loan, 4.280%, maturing June 15, 2014			227,755
1,788,165	Term Loan, 4.280%, maturing June 15, 2014			1,662,993
	Texas Competitive Electric Holdings Company, LLC	Ba3	B+
5,950,025	Term Loan, 6.213%, maturing October 13, 2014			5,562,036
6,804,762	Term Loan, 6.220%, maturing October 13, 2014			6,352,123
2,235,612	Term Loan, 6.269%, maturing October 13, 2014			2,087,657
	TPF Generation Holdings, LLC	Ba3	BB-
1,265,265	Term Loan, 4.801%, maturing December 15, 2013			1,222,088
3,250,204	Term Loan, 4.801%, maturing December 15, 2013			3,139,291
1,436,196	Term Loan, 4.801%, maturing December 15, 2013			1,387,186
	TPF Generation Holdings, LLC	B3	B-
2,000,000	Term Loan, 7.051%, maturing December 15, 2014			1,813,334

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 8.735%, maturing December 19, 2012			$1,727,127
GBP	1,320,000	Term Loan, 9.625%, maturing December 19, 2012			2,152,273
		Wolf Hollow I, L.P.	B1	B+
	$850,000	Term Loan, 4.638%, maturing June 22, 2012			790,500
	3,400,000	Term Loan, 4.613%, maturing June 22, 2012			3,128,000
	3,966,607	Term Loan, 5.051%, maturing June 22, 2012			3,649,277
					76,952,941
		Total Senior Loans (Cost $1,528,479,035)			1,364,508,069
Other Corporate Debt: 0.4%
Automobile: 0.4%
		Avis Budget Car Rental	Ba1	B+
	750,000	Floating Rate Note, 5.176%, maturing May 15, 2014			495,000
		Navistar International Corporation	NR	BB-
	1,200,000	Unsecured Term Loan, 5.985%, maturing January 19, 2012			1,112,250
	3,300,000	Unsecured Term Loan, 6.191%, maturing January 19, 2012			3,058,688
		Total Other Corporate Debt (Cost $5,250,000)			4,665,938
Equities and Other Assets: 0.1%

Description		Market Value USD
(@), (R)	Decision One Corporation (463,664 Common Shares)	—
(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)	—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)	372,001
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)	240,024
Total for Equities and Other Assets (Cost $677,582)		612,025
Total Investments (Cost $1,534,406,617)**	120.4%	$1,369,786,032
Other Assets and Liabilities — Net	(20.4)	(231,744,292)
Net Assets	100.0%	$1,138,041,740

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa by Moody's Investor Services, Inc. considered to be below investment grade.

  (1)  Loan is on non-accrual basis.

  (2)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $1,534,787,203.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,770,407
Gross Unrealized Depreciation	(170,771,578)
Net Unrealized Depreciation	$(165,001,171)

At August 31, 2008 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation
Australian Dollar AUD 10,000,000	Sell	09/15/08	$9,501,197	$8,562,753	$938,444
Australian Dollar AUD 10,000,000	Sell	10/15/08	9,364,733	8,531,398	833,335
Euro EUR 35,950,000	Sell	09/15/08	56,136,087	52,688,274	3,447,813
Euro EUR 35,950,000	Sell	10/15/08	55,842,041	52,603,701	3,238,340
British Pound Sterling GBP 9,390,000	Sell	09/15/08	18,496,722	17,086,229	1,410,493
British Pound Sterling GBP 9,390,000	Sell	10/15/08	18,474,128	17,048,307	1,425,821
Swedish Kronor SEK 21,230,000	Sell	09/15/08	3,526,568	3,287,373	239,195
Swedish Kronor SEK 21,230,000	Sell	10/15/08	3,482,745	3,281,200	201,545
			$174,824,221	$163,089,235	$11,734,986

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

The following table summarizes the inputs used as of August 31, 2008 in determining the Fund's investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,340,754,287	11,734,986
Level 3 — Significant Unobservable Inputs	29,031,745	—
Total	$1,369,786,032	$11,734,986

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act (see Note 2). The former generally implies market value, and can include market quotations as a source of value, and the latter refers to the determinations of actual value in absence of available market quotations.

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended August 31, 2008, was as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$19,191,844	$—
Net purchases/sales	6,621,280	—
Total realized and unrealized gain (loss)	1,475,322	—
Amortization of premium/discount	1,743,299	—
Transfers in and/or out of Level 3	—	—
Balance at 08/31/08	$29,031,745	$—

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the six months ended August 31, 2008, total change in unrealized gain (loss) on Level 3 securities still held at period end included in the change in net assets was $1,846,129. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, New York 10169

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF

(0808-102408)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 7, 2008

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 7, 2008